Note Related party transactions (Corporation's equity in PRLP 2011 Holdings, LLC) (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Equity Method Investments	$ 212,838	$ 225,625
PRLP 2011 Holding, LLC
Related Party Transaction [Line Items]
Equity Method Investments	$ 13,069	$ 23,650